UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
 (Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2013

Date of reporting period: August 31, 2013

Item 1.   Schedule of Investments

Yorkville ETF Advisors
Schedule of Investments ● Yorkville High Income MLP ETF

August 31, 2013 (Unaudited)

Description	Shares	Fair Value

MASTER LIMITED PARTNERSHIPS — 101.9%
Energy — 86.3%
Alliance Holdings GP	90,429	$5,555,958
Alliance Resource Partners	177,770	13,382,526
Atlas Energy	257,995	12,907,490
Atlas Resource Partners	312,144	6,476,988
BreitBurn Energy Partners	562,590	9,940,965
Calumet Specialty Products Partners	279,624	8,548,106
Capital Product Partners	576,634	5,108,977
EV Energy Partner	209,755	7,653,960
Exterran Partners	292,797	8,177,821
Global Partners	122,114	4,126,232
Golar LNG Partners	352,426	11,453,845
Legacy Reserves	418,203	11,283,117
Linn Energy	289,034	6,968,610
Memorial Production Partners	573,120	11,599,949
Mid-Con Energy Partners	190,365	4,538,302
Natural Resource Partners	472,789	9,271,392
NGL Energy Partners	283,430	8,752,318
Pioneer Southwest Energy Partners	192,009	7,853,168
QR Energy	632,303	10,407,707
Teekay LNG Partners	260,754	10,972,528
Teekay Offshore Partners	378,847	12,035,969
Vanguard Natural Resources	392,571	10,776,074
		197,792,002
Industrials — 4.8%
Navios Maritime Partners	777,511	10,970,680

Utilities — 10.8%
Ferrellgas Partners	553,433	12,883,920
Suburban Propane Partners	260,175	11,916,015
		24,799,935
Total Master Limited Partnerships
(Cost $232,661,082)		233,562,617

Total Investments - 101.9%
(Cost $232,661,082) †		$233,562,617

Percentages are based on Net Assets of $229,313,989.

GP - General Partner

†	At August 31, 2013, the tax basis cost of the Fund's investments was $232,661,082, and the unrealized appreciation and depreciation were $14,465,377 and $(13,563,842), respectively.

As of August 31, 2013, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

Yorkville ETF Advisors
Schedule of Investments ● Yorkville High Income MLP ETF

August 31, 2013 (Unaudited)

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s  policy to recognize transfers into and out of Level 1, Level 2 or Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

Yorkville ETF Advisors
Schedule of Investments ● Yorkville High Income
Infrastructure MLP ETF

August 31, 2013 (Unaudited)

Description	Shares	Fair Value

MASTER LIMITED PARTNERSHIPS — 98.9%
Energy — 98.9%
Access Midstream Partners	26,085	$1,189,737
Atlas Pipeline Partners	27,857	1,080,852
Boardwalk Pipeline Partners	34,376	1,033,343
Buckeye Partners	17,813	1,246,910
Cheniere Energy Partners	38,964	1,029,429
Crosstex Energy	55,860	1,045,699
DCP Midstream Partners	24,166	1,158,276
El Paso Pipeline Partners	22,842	953,197
Enbridge Energy Partners	31,053	926,000
Energy Transfer Equity	19,107	1,229,153
Energy Transfer Partners	20,213	1,036,320
Enterprise Products Partners	16,808	998,731
Kinder Morgan Energy Partners	10,504	856,706
MarkWest Energy Partners	17,441	1,164,884
NuStar Energy	18,705	780,185
NuStar GP Holdings	29,762	705,062
ONEOK Partners	15,642	775,687
Plains All American Pipeline	18,137	917,007
PVR Partners	36,396	844,751
Regency Energy Partners	39,095	1,056,738
Sunoco Logistics Partners	16,482	1,058,804
Targa Resources Partners	23,817	1,163,699
TC Pipelines	21,855	1,056,034
Tesoro Logistics	21,056	1,128,602
Williams Partners	18,551	915,121

Total Master Limited Partnerships
(Cost $25,465,188)		25,350,927

Total Investments - 98.9%
(Cost $25,465,188) †		$25,350,927

Percentages are based on Net Assets of $25,630,903.

GP - General Partner

†	At February 28, 2013, the tax basis cost of the Fund's investments was $25,465,188, and the unrealized appreciation and depreciation were $836,828 and $(951,089), respectively.

As of August 31, 2013, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of  Level 1, Level 2 or Level 3 at the end of the reporting period.

Yorkville ETF Advisors
Schedule of Investments ● Yorkville High Income
Infrastructure MLP ETF

August 31, 2013 (Unaudited)

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

YCM-QH-001-0300

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: October 22, 2013

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: October 22, 2013